Risk Management - Summary of Macroeconoic Variables Used to Measure Allowance for Credit Losses (Detail) $ in Billions	12 Months Ended
Dec. 31, 2023 CAD ($) $ / Oil_Price
Canada [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Gross Domestic Product | $	$ 1,448
Unemployment rate	5.80%
NYMEX Light Sweet Crude Oil (in U.S. dollars, per barrel)	85.7
U.S. [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Gross Domestic Product | $	$ 22,531
Unemployment rate	3.90%
Corporate Index,Percentage	6.60%
Japan [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Gross Domestic Product | $	$ 559,492
Unemployment rate	2.70%
Hong Kong [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	2.80%
Share Index	19,316
China [member
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Gross Domestic Product | $	$ 108,251
Share Index	9,852
Ensuing 4 years [member] | Base case scenario [member] | Canada [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	5.80%
NYMEX Light Sweet Crude Oil (in U.S. dollars, per barrel)	71.4
Gross Domestic Product, Percentage	2.00%
Ensuing 4 years [member] | Base case scenario [member] | U.S. [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	4.00%
Corporate Index,Percentage	6.00%
Gross Domestic Product, Percentage	2.30%
Ensuing 4 years [member] | Base case scenario [member] | Japan [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	2.40%
Gross Domestic Product, Percentage	0.80%
Ensuing 4 years [member] | Base case scenario [member] | Hong Kong [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	3.20%
Share Index, Percentage	5.10%
Ensuing 4 years [member] | Base case scenario [member] | China [member
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Gross Domestic Product, Percentage	4.30%
Share Index, Percentage	5.00%
Ensuing 4 years [member] | Upside scenario [member] | Canada [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	4.90%
NYMEX Light Sweet Crude Oil (in U.S. dollars, per barrel)	71.7
Gross Domestic Product, Percentage	2.30%
Ensuing 4 years [member] | Upside scenario [member] | U.S. [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	3.30%
Corporate Index,Percentage	6.10%
Gross Domestic Product, Percentage	2.40%
Ensuing 4 years [member] | Upside scenario [member] | Japan [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	2.20%
Gross Domestic Product, Percentage	1.00%
Ensuing 4 years [member] | Upside scenario [member] | Hong Kong [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	2.80%
Share Index, Percentage	4.70%
Ensuing 4 years [member] | Upside scenario [member] | China [member
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Gross Domestic Product, Percentage	4.40%
Share Index, Percentage	3.00%
Ensuing 4 years [member] | Downside scenario 2 [member] | Canada [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	9.30%
NYMEX Light Sweet Crude Oil (in U.S. dollars, per barrel)	58.6
Gross Domestic Product, Percentage	2.10%
Ensuing 4 years [member] | Downside scenario 2 [member] | U.S. [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	7.60%
Corporate Index,Percentage	5.30%
Gross Domestic Product, Percentage	2.50%
Ensuing 4 years [member] | Downside scenario 2 [member] | Japan [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	3.70%
Gross Domestic Product, Percentage	1.70%
Ensuing 4 years [member] | Downside scenario 2 [member] | Hong Kong [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	4.80%
Share Index, Percentage	14.80%
Ensuing 4 years [member] | Downside scenario 2 [member] | China [member
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Gross Domestic Product, Percentage	3.90%
Share Index, Percentage	13.40%
Ensuing 4 years [member] | Downside scenario 1 [member] | Canada [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	7.70%
NYMEX Light Sweet Crude Oil (in U.S. dollars, per barrel)	64.8
Gross Domestic Product, Percentage	2.20%
Ensuing 4 years [member] | Downside scenario 1 [member] | U.S. [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	5.80%
Corporate Index,Percentage	5.40%
Gross Domestic Product, Percentage	2.60%
Ensuing 4 years [member] | Downside scenario 1 [member] | Japan [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	3.10%
Gross Domestic Product, Percentage	1.10%
Ensuing 4 years [member] | Downside scenario 1 [member] | Hong Kong [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	4.00%
Share Index, Percentage	11.30%
Ensuing 4 years [member] | Downside scenario 1 [member] | China [member
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Gross Domestic Product, Percentage	4.60%
Share Index, Percentage	11.90%
Next 12 months [member] | Base case scenario [member] | Canada [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	6.00%
NYMEX Light Sweet Crude Oil (in U.S. dollars, per barrel)	82.8
Gross Domestic Product, Percentage	1.60%
Next 12 months [member] | Base case scenario [member] | U.S. [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	3.90%
Corporate Index,Percentage	6.50%
Gross Domestic Product, Percentage	1.30%
Next 12 months [member] | Base case scenario [member] | Japan [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	2.70%
Gross Domestic Product, Percentage	0.40%
Next 12 months [member] | Base case scenario [member] | Hong Kong [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	2.90%
Share Index, Percentage	20.90%
Next 12 months [member] | Base case scenario [member] | China [member
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Gross Domestic Product, Percentage	6.00%
Share Index, Percentage	7.30%
Next 12 months [member] | Upside scenario [member] | Canada [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	5.30%
NYMEX Light Sweet Crude Oil (in U.S. dollars, per barrel)	85.3
Gross Domestic Product, Percentage	3.60%
Next 12 months [member] | Upside scenario [member] | U.S. [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	3.20%
Corporate Index,Percentage	6.20%
Gross Domestic Product, Percentage	3.60%
Next 12 months [member] | Upside scenario [member] | Japan [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	2.60%
Gross Domestic Product, Percentage	2.50%
Next 12 months [member] | Upside scenario [member] | Hong Kong [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	2.60%
Share Index, Percentage	35.40%
Next 12 months [member] | Upside scenario [member] | China [member
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Gross Domestic Product, Percentage	9.50%
Share Index, Percentage	26.60%
Next 12 months [member] | Downside scenario 2 [member] | Canada [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	9.20%
NYMEX Light Sweet Crude Oil (in U.S. dollars, per barrel)	58.9
Gross Domestic Product, Percentage	(4.10%)
Next 12 months [member] | Downside scenario 2 [member] | U.S. [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	6.90%
Corporate Index,Percentage	6.60%
Gross Domestic Product, Percentage	(4.20%)
Next 12 months [member] | Downside scenario 2 [member] | Japan [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	3.30%
Gross Domestic Product, Percentage	(8.30%)
Next 12 months [member] | Downside scenario 2 [member] | Hong Kong [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	4.40%
Share Index, Percentage	(34.10%)
Next 12 months [member] | Downside scenario 2 [member] | China [member
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Gross Domestic Product, Percentage	(4.70%)
Share Index, Percentage	(42.00%)
Next 12 months [member] | Downside scenario 1 [member] | Canada [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	7.90%
NYMEX Light Sweet Crude Oil (in U.S. dollars, per barrel)	68
Gross Domestic Product, Percentage	(2.10%)
Next 12 months [member] | Downside scenario 1 [member] | U.S. [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	6.50%
Corporate Index,Percentage	6.00%
Gross Domestic Product, Percentage	(2.50%)
Next 12 months [member] | Downside scenario 1 [member] | Japan [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	3.20%
Gross Domestic Product, Percentage	(4.60%)
Next 12 months [member] | Downside scenario 1 [member] | Hong Kong [member]
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Unemployment rate	4.00%
Share Index, Percentage	(13.60%)
Next 12 months [member] | Downside scenario 1 [member] | China [member
Disclosure In Tabular Form Of Macroeconoic Variables Used To Measure Allowance For Credit Losses [Line Items]
Gross Domestic Product, Percentage	(1.20%)
Share Index, Percentage	(31.40%)